Document and Entity Information	Jun. 26, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000875045
Document Type	8-K/A
Document Period End Date	Jun. 26, 2023
Entity Registrant Name	Biogen Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-19311
Entity Tax Identification Number	33-0112644
Entity Address, Address Line One	225 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	679-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0005 par value
Trading Symbol	BIIB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Biogen Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on June 29, 2023 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2023 Annual Meeting of Stockholders held on June 26, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding whether stockholder votes to approve the compensation of its named executive officers required by Section 14A(a)(1) of the Securities Exchange Act of 1934 and Rule 14a-21(a) promulgated thereunder (the “Say-on-Pay Vote”) should be held every one, two or three years (the “Say-on-Frequency Proposal”). No other changes have been made to the Original Form 8-K.